Segment Information by geographical area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment information by geographical area
External sales	$ 214,550	$ 237,128	$ 280,999
Property, plant and equipment, intangible assets, net	143,333	141,999	139,032
France
Segment information by geographical area
External sales	49,269	55,610	58,411
Property, plant and equipment, intangible assets, net	15,486	16,863	13,080
Rest of Europe
Segment information by geographical area
External sales	89,077	97,662	122,641
Property, plant and equipment, intangible assets, net	25,969	24,486	26,382
North America
Segment information by geographical area
External sales	17,915	22,219	33,188
Property, plant and equipment, intangible assets, net	11,938	11,228	13,292
Africa
Segment information by geographical area
External sales	21,901	21,709	24,582
Property, plant and equipment, intangible assets, net	37,375	38,658	39,410
Rest of the world
Segment information by geographical area
External sales	36,388	39,928	42,177
Property, plant and equipment, intangible assets, net	$ 52,565	$ 50,764	$ 46,867